Investments accounted for using the equity method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sales(d)	[1]	€ 103	€ 157	€ 131	[2]
Royalties and other income(d)	[1]	71	14	21	[2]
Accounts receivable and other receivables	[3]	184	249	330	[2]
Other Assets, Related Party Transactions	[4]	189	0	0	[2]
Purchases and other expenses (including research expenses)(d)	[1]	600	573	472	[2]
Accounts payable and other liabilities		160	€ 190	258	[2]
EUROAPI
Disclosure of transactions between related parties [line items]
Subordinate Hybrid Bond, Related Party Transactions		€ 189		€ 200

[1]	(d)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	(a)In 2022, these items include Sanofi's transactions with EUROAPI from May 10, 2022 (see Note D.1.).
[3]	(b)Includes loans to joint ventures and associates.
[4]	(c)In October 2024, Sanofi raised its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond. The fair value of this investment as of December 31, 2024 is €189 million.